Statements of Changes in Net Assets (USD $)	3 Months Ended			3 Months Ended				3 Months Ended					3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Managing Member, Units	Dec. 31, 2010 Managing Member, Units	Mar. 31, 2011 Managing Member, Net Assets	Mar. 31, 2012 Non-Managing Member, Units	Mar. 31, 2011 Non-Managing Member, Units	Dec. 31, 2010 Non-Managing Member, Units	Mar. 31, 2012 Non-Managing Member, Net Assets	Mar. 31, 2011 Non-Managing Member, Net Assets	Mar. 31, 2012 Total, Units	Mar. 31, 2011 Total, Units	Dec. 31, 2010 Total, Units	Mar. 31, 2012 Total, Net Assets	Mar. 31, 2011 Total, Net Assets
Net Assets				$ (129,153)				$ 1,539,942	$ (129,153)				$ 1,539,942	$ (258,306)
Units		1.000	1.000		1,948.597	1.000	1.000			1,948.597	2.000	2.000
Increase (Decrease) in net assets from operations:
Net investment (loss)	(78,409)			(7,467)				(78,409)	(7,467)				(78,409)	(14,934)
Net realized (loss) from investments	(51,046)							(51,046)					(51,046)
Net unrealized appreciation on investments	5,305							5,305					5,305
Net (decrease) in net assets resulting from operations	(124,150)			(7,467)				(124,150)	(7,467)				(124,150)	(14,934)
Capital contributions, Net Assets								302,943					302,943
Capital contributions, Units					332.364					332.364
Redemptions, Net Assets								(1,000)					(1,000)
Redemptions, Units					(1.144)					(1.144)
Total increase, Net Assets								177,793					177,793
Total increase, Units					331.220					331.220
Net Assets				$ (136,620)				$ 1,717,735	$ (136,620)				$ 1,717,735	$ (273,240)
Units		1.000	1.000		2,279.817	1.000	1.000			2,279.817	2.000	2.000